UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Credit Suisse Asset Management Limited [Tokyo]
             27F Izumi Garden Tower, 1-6-1 Roppongi
             Minato-Ku Tokyo, Japan 106-6024

Form 13F File Number:  28-11959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emidio Morizio
Title:   Authorized Signatory
Phone:   (212) 325-2000


Signature, Place, and Date of Signing:


/s/ Emidio Morizio                New York, New York        February 14, 2008
----------------------           --------------------       -----------------
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

28-11370                          Credit Suisse